Income Taxes (Details) - Schedule of income tax expense (benefit) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Income Tax Expense Benefit Abstract
Current income tax expense	$ 88,647	$ 70,765	$ 58,443
Deferred income tax expense
Total income tax expense	$ 88,647	$ 70,765	$ 58,443